TERM LOAN AND OTHER DEBT (Tables)	12 Months Ended
Nov. 30, 2021
TERM LOAN AND OTHER DEBT
Schedule of term loan

Term Loan	$
Balance, November 30, 2019	—
Additions	20,000
Repayment	(10,500)
Balance, November 30, 2020	9,500
Additions	—
Acquisition of Citizen Stash (Note 19)	2,500
Repayment (i)	(2,250)
Balance, November 30, 2021	9,750
Deferred financing costs
Balance, November 30, 2019	—
Additions	663
Accretion	(101)
Balance, November 30, 2020	562
Additions (iv)	46
Accretion (ii,iii)	(570)
Balance, November 30, 2021	38
Total term loan, net of deferred financing costs	9,712
Current portion (iii)	(9,712)
Non-current portion	—

Schedule of the term loan due in each of the next reporting years	The Company’s required repayments, if not demanded, on the term loan due in each of the next reporting years are as follows:

2022	$5,250
2023	4,500
9,750